Above market acquired charters - Capital Product Partners L.P (Tables) - Capital Product Partners, L.P. ("CPLP")	12 Months Ended
Dec. 31, 2018
Acquired Finite-Lived Intangible Assets [Line Items]
Summary of analysis of above market acquired charters

An analysis of above market acquired charters is as follows:

Above market acquired charters	Book Value
Carrying amount as at January 1, 2017	$827
Amortization	$(827)
Carrying amount as at December 31, 2017	$—
Acquisitions	$10,041
Amortization	$(2,510)
Carrying amount as at December 31, 2018	$7,531

Summary of remaining carrying amount of unamortized above market acquired time charters

As of December 31, 2018 the remaining carrying amount of unamortized above market acquired time charters was $7,531 and will be amortized in future years as follows:

For the year ending December 31,	Amount
2019	$2,704
2020	$2,591
2021	$2,236
Total	$7,531